UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Investment-Grade Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.8%)

U.S. Government Securities (2.3%)
U.S. Treasury Note	3.750%	3/31/2007		$17,300	$17,332
U.S. Treasury Note	2.750%	8/15/2007		25,065	24,564
U.S. Treasury Note	3.000%	2/15/2008		92,500	90,722
U.S. Treasury Note	3.375%	9/15/2009		120,000	117,731
U.S. Treasury Note	3.375%	10/15/2009		33,795	33,130
U.S. Treasury Note	3.500%	11/15/2009		50,000	49,289
U.S. Treasury Note	3.625%	1/15/2010		20,420	20,200
U.S. Treasury Note	4.000%	4/15/2010		6,675	6,705
U.S. Treasury Note	4.750%	5/15/2014		15,610	16,271
U.S. Treasury Note	4.250%	8/15/2014		26,460	26,572

					402,516

Mortgage-Backed Securities (7.5%)
Federal Home Loan Mortgage Corp.*	3.500%	3/15/2010	(1)	22,785	22,727
Federal Home Loan Mortgage Corp.*	3.500%	10/15/2015	(1)	19,576	19,531
Federal Home Loan Mortgage Corp.*	3.674%	8/1/2033	(1)	14,193	14,025
Federal Home Loan Mortgage Corp.*	3.699%	8/1/2033	(1)	10,166	10,046
Federal Home Loan Mortgage Corp.*	3.861%	8/1/2033	(1)	18,306	18,174
Federal Home Loan Mortgage Corp.*	3.876%	7/1/2033	(1)	71,055	70,786
Federal Home Loan Mortgage Corp.*	3.926%	6/1/2033	(1)	23,566	23,341
Federal Home Loan Mortgage Corp.*	4.000%	10/15/2018	(1)	32,333	32,352
Federal Home Loan Mortgage Corp.*	4.061%	5/1/2033	(1)	12,044	11,987
Federal Home Loan Mortgage Corp.*	4.088%	6/1/2033	(1)	30,858	30,743
Federal Home Loan Mortgage Corp.*	4.113%	5/1/2033	(1)	21,949	21,888
Federal Home Loan Mortgage Corp.*	4.215%	2/1/2033	(1)	14,505	14,550
Federal Home Loan Mortgage Corp.*	4.271%	1/1/2033	(1)	18,396	18,407
Federal Home Loan Mortgage Corp.*	4.623%	10/1/2032	(1)	17,892	18,004
Federal Home Loan Mortgage Corp.*	4.717%	9/1/2032	(1)	24,623	24,808
Federal Home Loan Mortgage Corp.*	4.784%	9/1/2032	(1)	12,111	12,232
Federal Home Loan Mortgage Corp.*	4.801%	8/1/2032	(1)	21,904	22,069
Federal Home Loan Mortgage Corp.*	4.877%	9/1/2032	(1)	23,846	24,114
Federal Home Loan Mortgage Corp.*	5.000%	5/15/2018	(1)	16,528	16,685
Federal Home Loan Mortgage Corp.*	5.000%	5/15/2018	(1)	21,981	22,313
Federal Home Loan Mortgage Corp.*	5.000%	9/15/2018	(1)	16,660	16,828
Federal Home Loan Mortgage Corp.*	5.021%	8/1/2032	(1)	24,759	25,076
Federal Home Loan Mortgage Corp.*	5.074%	7/1/2032	(1)	12,305	12,463
Federal Home Loan Mortgage Corp.*	5.167%	8/1/2032	(1)	13,554	13,758
Federal Home Loan Mortgage Corp.*	6.000%	3/1/2017	(1)	4,695	4,872
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2017	(1)	1,655	1,717
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2017	(1)	6,788	7,043
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2017	(1)	17,136	17,783
Federal Home Loan Mortgage Corp.*	7.000%	1/1/2009	(1)	1,443	1,497
Federal National Mortgage Assn.*	3.000%	8/25/2032	(1)	7,945	7,802
Federal National Mortgage Assn.*	3.425%	8/1/2033	(1)	19,267	18,972
Federal National Mortgage Assn.*	3.492%	8/1/2033	(1)	18,508	18,271
Federal National Mortgage Assn.*	3.500%	1/25/2009	(1)	22,926	22,856
Federal National Mortgage Assn.*	3.500%	9/25/2009	(1)	18,655	18,590
Federal National Mortgage Assn.*	3.597%	8/1/2033	(1)	14,288	14,127
Federal National Mortgage Assn.*	3.707%	8/1/2033	(1)	32,371	32,048
Federal National Mortgage Assn.*	3.708%	7/1/2033	(1)	24,331	24,141
Federal National Mortgage Assn.*	3.717%	6/1/2033	(1)	62,786	62,295
Federal National Mortgage Assn.*	3.717%	6/1/2033	(1)	34,509	34,314
Federal National Mortgage Assn.*	3.730%	8/1/2033	(1)	6,667	6,617
Federal National Mortgage Assn.*	3.732%	9/1/2033	(1)	36,931	36,619
Federal National Mortgage Assn.*	3.769%	10/1/2033	(1)	18,251	18,068
Federal National Mortgage Assn.*	3.799%	8/1/2033	(1)	34,807	34,567
Federal National Mortgage Assn.*	3.809%	9/1/2033	(1)	51,905	51,548
Federal National Mortgage Assn.*	3.833%	7/1/2033	(1)	33,697	33,497
Federal National Mortgage Assn.*	3.927%	4/1/2033	(1)	23,878	23,759
Federal National Mortgage Assn.*	3.969%	5/1/2033	(1)	41,641	41,537
Federal National Mortgage Assn.*	4.003%	5/1/2033	(1)	10,112	10,109
Federal National Mortgage Assn.*	4.057%	5/1/2033	(1)	28,978	29,005
Federal National Mortgage Assn.*	4.071%	4/1/2033	(1)	12,740	12,740
Federal National Mortgage Assn.*	4.134%	5/1/2033	(1)	19,681	19,681
Federal National Mortgage Assn.*	4.205%	7/1/2033	(1)	61,427	61,446
Federal National Mortgage Assn.*	4.513%	12/1/2032	(1)	14,006	14,094
Federal National Mortgage Assn.*	4.844%	9/1/2032	(1)	9,055	9,174
Federal National Mortgage Assn.*	4.921%	9/1/2032	(1)	6,199	6,283
Federal National Mortgage Assn.*	5.110%	8/1/2032	(1)	10,979	11,181
Federal National Mortgage Assn.*	5.232%	7/1/2032	(1)	6,312	6,412
Federal National Mortgage Assn.*	6.000%	12/1/2016	(1)	13,768	14,283
Federal National Mortgage Assn.*	6.000%	3/1/2017	(1)	12,040	12,490
Federal National Mortgage Assn.*	6.000%	5/1/2017	(1)	17,624	18,283
Federal National Mortgage Assn.*	6.500%	12/1/2011	(1)	1,645	1,708
Federal National Mortgage Assn.*	6.500%	9/1/2016	(1)	25,938	27,084
Federal National Mortgage Assn.*	6.500%	9/1/2016	(1)	13,053	13,630
Federal National Mortgage Assn.*	7.000%	10/1/2011	(1)	2,955	3,071
Federal National Mortgage Assn.*	7.000%	4/1/2013	(1)	16,376	17,016
Federal National Mortgage Assn.*	7.500%	3/1/2015	(1)	1,881	1,974

	1,339,111

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,766,747)		1,741,627

CORPORATE BONDS (87.2%)

Asset Backed/Commercial Mortgage-Backed Securities (21.5%)
AESOP Funding II LLC	2.750%	7/20/2007	(1)(2)	32,900	32,583
AESOP Funding II LLC	2.760%	4/20/2008	(1)(2)	19,020	18,635
American Express Credit Account Master Trust	3.074%	12/15/2008	(1)(3)	14,320	14,342
American Express Credit Account Master Trust	3.074%	2/16/2009	(1)(3)	13,785	13,810
American Express Credit Account Master Trust	3.064%	11/16/2009	(1)(3)	12,375	12,398
American Express Credit Account Master Trust	3.064%	9/15/2010	(1)(3)	23,200	23,272
American Express Credit Account Master Trust	3.404%	11/15/2010	(1)(3)	16,000	16,156
American Express Credit Account Master Trust	3.044%	3/15/2012	(1)(3)	16,630	16,673
ARG Funding Corp.	4.020%	4/20/2009	(1)(2)	28,310	28,168
Bank of America Mortgage Securities	4.428%	8/25/2032	(1)	1,733	1,720
Bank of America Mortgage Securities	4.879%	9/25/2032	(1)	3,631	3,666
Bank of America Mortgage Securities	3.983%	2/25/2033	(1)	6,020	5,994
Bank of America Mortgage Securities	4.183%	5/25/2033	(1)	8,340	8,308
Bank of America Mortgage Securities	3.419%	7/25/2033	(1)	12,742	12,510
Bank of America Mortgage Securities	3.585%	2/25/2034	(1)	12,813	12,612
Bank One Issuance Trust	3.004%	10/15/2008	(1)(3)	58,100	58,149
Bank One Issuance Trust	2.984%	10/15/2009	(1)(3)	19,540	19,552
Bank One Issuance Trust	3.064%	12/15/2010	(1)(3)	25,000	25,080
Bay View Auto Trust	3.860%	3/25/2010	(1)	17,940	17,863
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	(1)	11,800	11,713
BMW Floorplan Master Owner Trust	3.020%	10/17/2008	(1)(2)(3)	97,500	97,542
BMW Floorplan Master Owner Trust	3.170%	10/17/2008	(1)(2)(3)	8,770	8,774
BMW Vehicle Owner Trust	1.940%	2/25/2007	(1)	14,004	13,957
BMW Vehicle Owner Trust	2.530%	2/25/2008	(1)	36,500	36,005
BMW Vehicle Owner Trust	2.670%	3/25/2008	(1)	35,000	34,673
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008	(1)	35,164	35,869
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.380%	9/25/2008	(1)	6,257	6,388
Capital Auto Receivables Asset Trust	2.270%	1/17/2006	(1)	1,655	1,654
Capital Auto Receivables Asset Trust	2.350%	10/16/2006	(1)	30,000	29,643
Capital Auto Receivables Asset Trust	2.640%	11/17/2008	(1)	15,500	15,082
Capital One Master Trust	3.464%	10/15/2010	(1)(3)	23,750	24,025
Capital One Multi-Asset Execution Trust	2.950%	8/17/2009	(1)	56,630	55,960
Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	(1)	37,800	37,497
Capital One Prime Auto Receivables Trust	2.020%	11/15/2007	(1)	14,585	14,487
Capital One Prime Auto Receivables Trust	3.060%	3/17/2008	(1)	11,225	11,155
Carmax Auto Owner Trust	4.130%	5/15/2009	(1)	23,500	23,556
Chase Credit Card Master Trust	2.984%	5/15/2009	(1)(3)	22,000	22,019
Chase Credit Card Master Trust	3.064%	7/15/2010	(1)(3)	24,900	24,997
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020	(1)	26,310	26,084
Chase Manhattan Auto Owner Trust	2.260%	11/15/2007	(1)	37,900	37,666
Chase Manhattan Auto Owner Trust	2.080%	5/15/2008	(1)	53,500	52,747
Citibank Credit Card Issuance Trust	7.450%	9/15/2007	(1)	24,790	25,128
Citibank Credit Card Issuance Trust	7.050%	9/17/2007	(1)	14,875	15,066
Citibank Credit Card Issuance Trust	2.700%	1/15/2008	(1)	35,000	34,805
Citibank Credit Card Issuance Trust	2.550%	1/20/2009	(1)	47,550	46,489
Citibank Credit Card Issuance Trust	3.241%	1/15/2010	(1)(3)	16,000	16,042
Citigroup Mortgage Loan Trust, Inc.	4.730%	3/25/2034	(1)	16,687	16,726
CNH Equipment Trust	2.470%	1/15/2008	(1)	38,980	38,661
Countrywide Home Loans	4.102%	5/25/2033	(1)	16,599	16,522
Countrywide Home Loans	3.490%	11/19/2033	(1)	28,457	27,709
Daimler Chrysler Auto Trust	2.980%	8/8/2008	(1)	39,200	38,686
DaimlerChrysler Auto Trust	2.120%	11/8/2006	(1)	54,441	54,295
DaimlerChrysler Auto Trust	2.560%	11/8/2006	(1)	6,730	6,725
DaimlerChrysler Auto Trust	2.000%	12/8/2007	(1)	26,950	26,553
DaimlerChrysler Master Owner Trust	3.004%	2/15/2008	(1)(3)	25,500	25,518
Discover Card Master Trust I	2.984%	4/16/2010	(1)(3)	34,200	34,241
Discover Card Master Trust I	2.964%	9/16/2010	(1)(3)	46,000	46,038
Federal National Mortgage Assn. Grantor Trust	3.140%	6/25/2033	(1)(3)	5,617	5,597
Fifth Third Auto Trust	3.190%	2/20/2008	(1)	19,000	18,884
Fleet Credit Card Master Trust II	2.400%	7/15/2008	(1)	25,400	25,205
Fleet Home Equity Loan Trust	3.240%	1/20/2033	(1)(3)	19,165	19,171
Ford Credit Auto Owner Trust	2.930%	3/15/2008	(1)	73,265	72,587
Ford Credit Auto Owner Trust	3.480%	11/15/2008	(1)	30,000	29,812
Ford Credit Auto Owner Trust	4.170%	1/15/2009	(1)	18,800	18,854
GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	(1)	20,500	20,426
GE Capital Credit Card Master Note Trust	3.004%	6/15/2010	(1)(3)	19,500	19,528
GE Capital Credit Card Master Note Trust	2.994%	9/15/2010	(1)(3)	44,900	44,963
GE Capital Credit Card Master Note Trust	2.970%	3/15/2013	(1)(3)	17,600	17,633
GMAC Mortgage Corp. Loan Trust	3.100%	6/25/2034	(1)(3)	48,830	48,830
GMAC Mortgage Corp. Loan Trust	3.170%	10/25/2034	(1)(3)	20,000	20,000
Granite Mortgages PLC.	3.150%	9/20/2044	(1)(3)	25,000	25,022
GreenPoint Home Equity Loan Trust	3.224%	4/15/2029	(1)(3)	8,242	8,244
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	(1)	21,232	21,374
Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	(1)	30,000	29,584
Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	(1)	19,700	19,261
Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	(1)	25,000	24,605
Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	(1)	19,000	18,522
Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	(1)	26,620	26,355
Hertz Vehicle Financing	2.380%	5/25/2008	(1)(2)	61,040	59,288
Holmes Financing PLC	3.221%	4/15/2011	(1)(3)	48,830	48,861
Honda Auto Receivables Owner Trust	1.690%	2/21/2007	(1)	30,147	29,976
Honda Auto Receivables Owner Trust	2.140%	4/23/2007	(1)	28,200	28,043
Honda Auto Receivables Owner Trust	2.190%	5/15/2007	(1)	29,220	28,988
Honda Auto Receivables Owner Trust	2.400%	2/21/2008	(1)	25,000	24,673
Hyundai Auto Receivables Trust	2.330%	11/15/2007	(1)	20,450	20,223
J.P. Morgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	(1)	22,200	22,378
M&I Auto Loan Trust	2.490%	10/22/2007	(1)	5,690	5,686
M&I Auto Loan Trust	2.310%	2/20/2008	(1)	49,250	48,865
Master Adjustable Rate Mortgages Trust	3.917%	4/25/2034	(1)	33,129	32,678
MBNA Credit Card Master Note Trust	3.074%	8/16/2010	(1)(3)	41,300	41,461
MBNA Credit Card Master Note Trust	4.200%	9/15/2010	(1)	39,500	39,637
MBNA Master Credit Card Trust	7.150%	1/15/2008	(1)	59,500	60,129
MBNA Master Credit Card Trust	6.450%	2/15/2008	(1)	1,290	1,295
Mellon Bank Premium Finance Loan Master Trust	3.310%	12/17/2007	(1)(3)	15,209	15,233
Mellon Bank Premium Finance Loan Master Trust	3.170%	6/15/2009	(1)(3)	30,500	30,517
Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	(1)	28,417	28,108
Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	(1)	17,743	17,647
Merrill Lynch Mortgage Investors, Inc.	4.647%	2/25/2034	(1)	31,988	32,262
Morgan Stanley Auto Loan Trust	2.640%	11/15/2007	(1)	24,430	24,193
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.290%	11/25/2015	(1)(3)	12,199	12,216
Morgan Stanley Mortgage Loan Trust	4.110%	2/25/2034	(1)	19,576	19,326
National City Auto Receivables Trust	2.110%	7/15/2008	(1)	73,225	72,008
Nissan Auto Receivables Owner Trust	1.890%	12/15/2006	(1)	12,936	12,906
Nissan Auto Receivables Owner Trust	2.850%	10/15/2007	(1)	36,000	35,639
Nissan Auto Receivables Owner Trust	2.010%	11/15/2007	(1)	27,400	26,982
Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	(1)	22,080	21,817
Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	(1)	15,000	14,592
PECO Energy Transition Trust	6.050%	3/1/2009	(1)	39,200	40,200
Permanent Financing PLC	3.040%	3/10/2009	(1)(3)	19,650	19,655
Permanent Financing PLC	3.080%	9/10/2010	(1)(3)	59,470	59,470
Permanent Financing PLC	3.080%	6/10/2011	(1)(3)	26,600	26,607
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	(1)	39,250	38,899
PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	(1)	47,300	47,021
PP&L Transition Bond Co. LLC	6.960%	12/26/2007	(1)	42,001	42,553
PP&L Transition Bond Co. LLC	7.050%	6/25/2009	(1)	20,550	21,482
Provident Funding Mortgage Loan Trust	4.059%	4/25/2034	(1)	35,700	35,234
Regions Auto Receivables Trust	2.630%	1/16/2007	(1)	6,401	6,395
Regions Auto Receivables Trust	1.750%	5/15/2007	(1)	13,480	13,425
Regions Auto Receivables Trust	2.310%	1/15/2008	(1)	37,725	37,453
Rental Car Finance Corp.	3.220%	6/25/2009	(1)(3)	28,540	28,680
Residential Funding Mortgage Securities II	2.210%	1/25/2019	(1)	19,385	19,067
Salomon Brothers Mortgage Securities VII	4.124%	9/25/2033	(1)	42,432	42,206
Superior Wholesale Inventory Financing Trust	3.034%	3/15/2011	(1)(3)	38,100	38,114
Target Credit Card Master Trust	3.215%	6/27/2011	(1)(3)	55,000	55,117
Thornburg Mortgage Securities Trust	3.343%	3/25/2044	(1)	22,109	21,665
Toyota Auto Receivables Owner Trust	1.690%	3/15/2007	(1)	14,262	14,195
Toyota Auto Receivables Owner Trust	4.000%	7/15/2008	(1)	6,159	6,176
Toyota Auto Receivables Owner Trust	2.790%	1/15/2010	(1)	27,000	26,564
Triad Automobile Receivables Trust	1.900%	7/14/2008	(1)	30,350	30,036
USAA Auto Owner Trust	2.410%	10/16/2006	(1)	1,507	1,507
USAA Auto Owner Trust	2.670%	10/15/2010	(1)	43,800	42,631
Vendee Mortgage Trust	5.000%	2/15/2019	(1)	6,408	6,421
Vendee Mortgage Trust	5.750%	12/15/2020	(1)	4,955	4,958
Volkswagen Auto Loan Enhanced Trust	2.270%	10/22/2007	(1)	40,000	39,599
Wachovia Asset Securitization, Inc.	3.280%	6/25/2033	(1)(3)	12,266	12,278
Wachovia Auto Owner Trust	3.190%	6/20/2008	(1)	71,300	70,819
Washington Mutual Mortgage Pass-Through Certificates	4.424%	9/25/2032	(1)	2,790	2,801
Washington Mutual Mortgage Pass-Through Certificates	4.142%	1/25/2033	(1)	5,464	5,430
Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	(1)	13,529	13,307
Washington Mutual Mortgage Pass-Through Certificates	4.060%	9/25/2033	(1)	16,640	16,438
Wells Fargo Home Equity Trust	3.970%	9/25/2024	(1)	34,110	33,661
WFS Financial Owner Trust	2.290%	5/20/2008	(1)(6)	30,113	29,946
WFS Financial Owner Trust	2.850%	9/22/2008	(1)	23,900	23,743
World Financial Network Credit Card Master Trust	3.054%	7/15/2010	(1)(3)	19,550	19,571
World Omni Auto Receivables Trust	1.980%	5/15/2007	(1)	15,763	15,696

					3,831,292

Finance (31.3%)
Banking (16.3%)
ABN AMRO Bank NV	2.834%	5/11/2007	(3)	142,700	142,857
Amsouth Bank NA	2.820%	11/3/2006		22,225	21,874
ANZ National Bank International Ltd.	3.210%	4/14/2008	(2)(3)	49,000	48,993
Associated Bank NA	2.870%	2/1/2008	(3)	9,350	9,355
Astoria Financial Corp.	5.750%	10/15/2012		12,000	12,510
Banco Merchantile del Norte Cayman	5.875%	2/17/2014	(2)	34,000	34,037
Banco Santander Chile	3.310%	12/9/2009	(2)(3)	18,900	18,895
Bank of America Corp.	7.125%	9/15/2006		9,940	10,370
Bank of America Corp.	4.750%	10/15/2006		26,659	26,983
Bank of America Corp.	5.250%	2/1/2007		21,470	21,939
Bank of Montreal	6.100%	9/15/2005		12,350	12,459
Bank of New York Co., Inc.	3.900%	9/1/2007		54,410	54,125
Bank of Nova Scotia	3.100%	3/28/2008	(3)	94,000	94,029
Bank of Scotland Treasury Services	2.250%	5/1/2006	(2)	65,820	64,821
Bank of Scotland Treasury Services	3.500%	11/30/2007	(2)	89,900	88,524
Bank One NA (IL)	5.500%	3/26/2007		94,009	96,526
BankAmerica Corp.	6.200%	2/15/2006		8,500	8,667
BankAmerica Corp.	6.625%	8/1/2007		10,000	10,529
BankBoston NA	6.375%	4/15/2008		13,000	13,779
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005	(1)(2)	14,822	14,885
Citigroup, Inc.	5.500%	8/9/2006		38,625	39,465
Citigroup, Inc.	2.802%	11/1/2007	(3)	33,100	33,110
Citigroup, Inc.	3.100%	6/9/2009	(3)	81,000	81,104
CoreStates Capital Corp.	6.750%	11/15/2006		16,400	17,096
Credit Suisse First Boston USA, Inc.	3.220%	4/5/2007	(3)	39,000	39,103
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008		44,850	45,246
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009		31,325	30,730
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010		48,600	47,634
Fifth Third Bank	2.700%	1/30/2007		98,400	96,379
First Bank System, Inc.	6.875%	9/15/2007		5,750	6,107
Firstar Bank Milwaukee NA	7.800%	7/5/2010		25,600	25,781
Golden West Financial Corp.	4.125%	8/15/2007		10,975	10,987
GreenPoint Financial Corp.	3.200%	6/6/2008		41,060	39,848
HBOS Treasury Services PLC	2.828%	5/19/2006	(1)(3)	24,700	24,673
HSBC Bank USA	3.875%	9/15/2009		38,500	37,690
HSBC Bank USA	3.130%	12/14/2009	(1)(3)	38,500	38,557
HSBC USA, Inc.	7.000%	11/1/2006		26,515	27,649
Independence Community Bank	3.750%	4/1/2014		23,750	22,753
J.P. Morgan Chase & Co.	3.125%	12/11/2006		70,784	69,898
M & T Bank Corp.	3.850%	4/1/2013	(2)	16,150	15,882
Mellon Funding Corp.	3.250%	4/1/2009		48,350	46,530
National Australia Bank	6.600%	12/10/2007		9,026	9,533
National City Bank	2.500%	4/17/2006		26,300	25,972
National City Bank	3.300%	5/15/2007		49,000	48,256
National City Bank	4.875%	7/20/2007		19,850	20,189
National City Corp.	3.200%	4/1/2008		22,250	21,597
National City Corp.	3.125%	4/30/2009		39,325	37,528
National Westminster Bank PLC	7.375%	10/1/2009		5,845	6,547
National Westminster Bank PLC	7.750%	4/29/2049	(3)	23,222	25,059
Nationwide Building Society	2.625%	1/30/2007	(2)	61,800	60,337
Royal Bank of Scotland Group PLC	2.880%	11/24/2006	(2)(3)	36,500	36,465
Royal Bank of Scotland Group PLC	7.375%	4/29/2049	(3)	11,470	11,806
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006		30,000	30,549
SE Banken	6.875%	2/15/2009		8,750	9,512
Southtrust Bank NA	3.060%	6/14/2007	(3)	38,000	38,022
Sovereign Bancorp, Inc.	3.203%	8/25/2006	(1)(3)	17,125	17,121
Sovereign Bank	4.000%	2/1/2008		7,100	7,015
State Street Capital Trust	3.294%	2/15/2008	(3)	61,850	62,006
SunTrust Banks, Inc.	4.000%	10/15/2008		10,450	10,330
SunTrust Banks, Inc.	3.040%	6/2/2009	(3)	40,850	40,875
Synovus Financial Corp.	7.250%	12/15/2005		19,750	20,199
Union Planters Bank NA	5.125%	6/15/2007		66,005	67,436
US Bancorp	2.750%	3/30/2006		12,000	11,885
US Bancorp	5.100%	7/15/2007		13,885	14,193
US Bank NA	3.700%	8/1/2007		6,840	6,788
US Bank NA	4.125%	3/17/2008		47,500	47,399
US Bank NA	5.700%	12/15/2008		28,500	29,760
US Central Credit Union	2.700%	9/30/2009	(1)	8,182	7,932
Wachovia Corp.	4.950%	11/1/2006		14,900	15,132
Wachovia Corp.	3.230%	7/20/2007	(3)	34,175	34,200
Wachovia Corp.	6.375%	2/1/2009		34,800	37,211
Wachovia Corp.	3.625%	2/17/2009		15,650	15,302
Washington Mutual Finance Corp.	6.250%	5/15/2006		24,400	25,009
Washington Mutual, Inc.	2.400%	11/3/2005		6,850	6,818
Washington Mutual, Inc.	5.625%	1/15/2007		11,000	11,278
Washington Mutual, Inc.	4.375%	1/15/2008		46,194	46,276
Wells Fargo & Co.	7.250%	8/24/2005		10,250	10,378
Wells Fargo & Co.	3.100%	9/15/2006	(3)	29,325	29,348
Wells Fargo & Co.	3.150%	9/28/2007	(1)(3)	86,800	86,823
Wells Fargo & Co.	3.750%	10/15/2007		25,000	24,806
Wells Fargo & Co.	5.250%	12/1/2007		29,125	29,954
Wells Fargo & Co.	4.200%	1/15/2010		50,000	49,479
Western Financial Bank	9.625%	5/15/2012		5,610	6,087
Westpac Banking	2.933%	5/25/2007	(2)(3)	52,300	52,289
World Savings Bank, FSB	2.970%	6/1/2007	(3)	57,050	57,105
Zions Bancorp	2.700%	5/1/2006		51,925	51,297
Brokerage (4.0%)
Bear Stearns Co., Inc.	3.000%	3/30/2006		24,888	24,693
Bear Stearns Co., Inc.	7.800%	8/15/2007		17,790	19,143
Bear Stearns Co., Inc.	4.000%	1/31/2008		11,100	10,990
Bear Stearns Co., Inc.	2.900%	2/8/2008	(1)(3)	24,500	24,499
Bear Stearns Co., Inc.	2.875%	7/2/2008		43,450	41,547
Bear Stearns Co., Inc.	3.250%	3/25/2009		24,887	23,782
E*Trade Financial Corp.	8.000%	6/15/2011		7,950	8,129
Franklin Resources Inc.	3.700%	4/15/2008		14,100	13,852
Goldman Sachs Group, Inc.	6.340%	3/1/2006		16,903	17,260
Goldman Sachs Group, Inc.	3.245%	7/2/2007	(3)	24,650	24,674
Goldman Sachs Group, Inc.	3.245%	10/5/2007	(3)	59,750	59,775
Goldman Sachs Group, Inc.	3.491%	7/23/2009	(3)	21,965	22,032
Goldman Sachs Group, Inc.	3.120%	3/2/2010	(3)	29,300	29,266
LaBranche & Co.	9.500%	5/15/2009		5,625	5,850
LaBranche & Co.	11.000%	5/15/2012		1,625	1,739
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008		80,800	80,277
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010		31,050	30,634
Merrill Lynch & Co., Inc.	2.940%	1/30/2006		23,650	23,533
Merrill Lynch & Co., Inc.	3.375%	9/14/2007		33,400	32,910
Merrill Lynch & Co., Inc.	3.700%	4/21/2008		14,600	14,377
Merrill Lynch & Co., Inc.	4.250%	2/8/2010		25,000	24,674
Morgan Stanley Dean Witter	3.270%	1/12/2007	(3)	25,000	25,035
Morgan Stanley Dean Witter	5.800%	4/1/2007		38,525	39,649
Morgan Stanley Dean Witter	3.875%	1/15/2009		9,425	9,249
Morgan Stanley Dean Witter	3.421%	1/15/2010	(1)(3)	61,900	61,891
Morgan Stanley Dean Witter	6.750%	4/15/2011		17,500	19,184
Morgan Stanley Dean Witter	4.750%	4/1/2014		19,035	18,446
Topaz Ltd.	6.920%	3/10/2007	(1)(2)	6,701	6,786
Finance Companies (4.3%)
American Express Centurion Bank	3.070%	7/19/2007	(3)	23,750	23,764
American Express Co.	5.500%	9/12/2006		15,135	15,448
American Express Co.	4.750%	6/17/2009		9,500	9,624
American Express Credit Corp.	3.120%	9/19/2006	(3)	45,000	45,066
American Express Credit Corp.	3.000%	5/16/2008		36,920	35,647
American General Finance Corp.	2.910%	8/16/2007	(3)	25,000	24,974
American General Finance Corp.	4.500%	11/15/2007		30,000	30,059
American General Finance Corp.	3.270%	1/18/2008	(3)	24,200	24,197
American General Finance Corp.	3.875%	10/1/2009		39,000	37,824
Capital One Bank	4.875%	5/15/2008		5,000	5,055
Capital One Bank	5.000%	6/15/2009		14,650	14,825
CIT Group, Inc.	3.650%	11/23/2007		39,100	38,350
Countrywide Financial Corp.	3.290%	4/11/2007	(3)	25,900	25,896
Countrywide Home Loan	5.500%	8/1/2006		66,975	68,187
Countrywide Home Loan	3.250%	5/21/2008		3,400	3,285
General Electric Capital Corp.	2.800%	1/15/2007		39,600	38,816
General Electric Capital Corp.	5.375%	3/15/2007		72,330	74,022
General Electric Capital Corp.	3.500%	8/15/2007		8,200	8,094
General Electric Capital Corp.	2.980%	3/4/2008	(3)	22,500	22,494
General Electric Capital Corp.	3.287%	7/28/2008	(1)(3)	39,150	39,208
HSBC Finance Corp.	4.125%	11/16/2009		17,500	17,185
International Lease Finance Corp.	4.750%	7/1/2009		16,375	16,401
SLM Corp.	3.190%	9/15/2005	(3)	17,000	17,002
SLM Corp.	3.210%	3/15/2006	(3)	25,000	25,007
SLM Corp.	3.281%	1/25/2007	(3)	35,000	35,035
SLM Corp.	5.625%	4/10/2007		12,620	12,965
USAA Capital Corp.	3.130%	12/15/2005		43,000	42,896
USAA Capital Corp.	7.050%	11/8/2006		12,240	12,813
Insurance (5.4%)
AIG SunAmerica Global Financing IV	5.850%	2/1/2006	(2)	27,900	28,290
AIG SunAmerica Global Financing IX	5.100%	1/17/2007	(2)	44,000	44,644
ASIF Global Finance XXVI	2.500%	1/30/2007	(2)	24,425	23,756
ASIF Global Financing	3.110%	9/2/2005	(2)(3)	9,800	9,802
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014		10,600	10,935
Hartford Financial Services Group, Inc.	2.375%	6/1/2006		19,020	18,712
Hartford Financial Services Group, Inc.	4.700%	9/1/2007		4,850	4,887
ING Security Life Institutional Funding	3.460%	1/27/2006	(2)(3)	50,000	50,088
ING Security Life Institutional Funding	4.250%	1/15/2010	(2)	29,500	29,290
Jackson National Life Insurance Co.	5.250%	3/15/2007	(2)	14,800	15,089
John Hancock Global Funding II	5.625%	6/27/2006	(2)	16,840	17,172
Lincoln National Corp.	5.250%	6/15/2007		12,000	12,226
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014		4,100	4,020
MassMutual Global Funding II	3.200%	6/28/2005	(3)	87,000	86,998
MassMutual Global Funding II	3.190%	12/13/2005	(2)(3)	25,000	25,026
MassMutual Global Funding II	3.250%	6/15/2007	(2)	33,300	32,701
MBIA Global Funding LLC	3.130%	1/26/2007	(2)(3)	20,000	19,999
MetLife Global Funding I	4.750%	6/20/2007	(2)	18,700	18,915
MetLife, Inc.	3.911%	5/15/2005		37,400	37,407
MetLife, Inc.	5.250%	12/1/2006		13,775	14,027
Monumental Global Funding	5.200%	1/30/2007	(2)	17,755	18,088
Monumental Global Funding II	3.350%	4/10/2006	(2)(3)	75,000	75,127
Nationwide Life Global Funding	5.350%	2/15/2007	(2)	47,250	48,254
New York Life Global Funding	3.875%	1/15/2009	(2)	23,700	23,308
PRICOA Global Funding I	3.900%	12/15/2008	(2)	42,325	41,841
Principal Life Global	6.125%	3/1/2006	(2)	61,610	62,810
Principal Life Global	2.930%	11/13/2006	(2)(3)	24,360	24,401
Protective Life US Funding	5.875%	8/15/2006	(2)	48,950	50,114
TIAA Global Markets	2.750%	1/13/2006	(2)	50,000	49,677
TIAA Global Markets	5.000%	3/1/2007	(2)	37,990	38,586
TIAA Global Markets	4.125%	11/15/2007	(2)	15,000	14,986
Travelers Property Casualty Corp.	3.750%	3/15/2008		14,160	13,891
Real Estate Investment Trusts (1.1%)
American Health Properties	7.500%	1/15/2007		11,700	12,310
Arden Realty LP	5.200%	9/1/2011		7,700	7,712
Developers Diversified Realty	5.250%	4/15/2011		7,330	7,371
EOP Operating LP	8.375%	3/15/2006		28,650	29,725
Health Care REIT, Inc.	7.500%	8/15/2007		3,435	3,652
Health Care REIT, Inc.	8.000%	9/12/2012		9,750	11,183
HRPT Properties Trust	6.950%	4/1/2012		10,000	10,945
iStar Financial Inc.	7.000%	3/15/2008		2,320	2,442
New Plan Excel Realty Trust	5.875%	6/15/2007		7,500	7,723
Rouse Co.	3.625%	3/15/2009		7,595	7,166
Simon Property Group Inc.	7.375%	1/20/2006		15,000	15,373
Simon Property Group Inc.	4.875%	3/18/2010		27,900	27,919
Simon Property Group Inc.	4.875%	8/15/2010		15,450	15,499
Thornburg Mortgage	8.000%	5/15/2013		3,900	3,900
Westfield Capital Corp.	3.050%	11/2/2007	(2)(3)	32,900	32,900
Other (0.2%)
Berkshire Hathaway Finance Corp.	3.180%	1/11/2008	(2)(3)	19,000	18,997
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008		22,600	21,921

					5,595,302

Industrial (29.5%)
Basic Industry (1.1%)
Airgas, Inc.	6.250%	7/15/2014		4,050	3,989
BHP Finance USA Ltd.	6.690%	3/1/2006		22,625	23,213
Boise Cascade LLC	7.125%	10/15/2014	(2)	1,600	1,530
Celulosa Arauco Constitution SA	5.625%	4/20/2015	(2)	2,925	2,947
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010		12,200	12,096
Equistar Chemicals LP	10.125%	9/1/2008		2,080	2,293
Equistar Chemicals LP	8.750%	2/15/2009		2,400	2,568
Falconbridge Ltd.	7.350%	11/1/2006		3,775	3,940
Georgia-Pacific Corp.	8.125%	5/15/2011		1,600	1,746
Georgia-Pacific Corp.	8.000%	1/15/2014		3,200	3,392
International Paper Co.	7.000%	8/15/2006		6,000	6,199
International Paper Co.	7.625%	1/15/2007		10,700	11,234
International Paper Co.	4.250%	1/15/2009		11,400	11,134
International Paper Co.	6.750%	9/1/2011		19,000	20,486
International Steel Group, Inc.	6.500%	4/15/2014		8,800	8,624
Jefferson Smurfit Corp.	7.500%	6/1/2013		5,420	5,149
Lubrizol Corp.	5.875%	12/1/2008		10,920	11,302
Lubrizol Corp.	4.625%	10/1/2009		27,150	26,753
Nova Chemicals Corp.	6.500%	1/15/2012		4,775	4,823
Praxair, Inc.	4.750%	7/15/2007		4,950	5,021
Rio Tinto Finance USA Ltd.	5.750%	7/3/2006		24,050	24,551
Capital Goods (4.0%)
Avery Dennison Corp.	3.001%	8/10/2007	(3)	23,800	23,798
Boeing Capital Corp.	5.650%	5/15/2006		3,345	3,408
Boeing Capital Corp.	5.750%	2/15/2007		12,890	13,254
Carlisle Cos., Inc.	7.250%	1/15/2007		15,600	16,328
Caterpillar Financial Services Corp.	2.625%	1/30/2007		46,785	45,647
Caterpillar Financial Services Corp.	3.000%	2/15/2007		48,000	47,079
Crown Euro Holdings SA	9.500%	3/1/2011		6,185	6,773
CSR America, Inc.	6.875%	7/21/2005		5,860	5,900
Emerson Electric Co.	7.875%	6/1/2005		24,305	24,386
General Dynamics Corp.	2.125%	5/15/2006		66,900	65,790
Harsco Corp.	5.125%	9/15/2013		8,000	8,090
John Deere Capital Corp.	3.150%	5/20/2005	(3)	17,000	16,999
John Deere Capital Corp.	3.090%	3/16/2006	(3)	10,000	9,999
John Deere Capital Corp.	3.170%	6/28/2006	(3)	17,500	17,506
John Deere Capital Corp.	5.125%	10/19/2006		4,620	4,689
John Deere Capital Corp.	3.900%	1/15/2008		42,675	42,272
John Deere Capital Corp.	4.625%	4/15/2009		32,900	33,107
L-3 Communications Corp.	7.625%	6/15/2012		2,325	2,441
L-3 Communications Corp.	6.125%	7/15/2013		1,550	1,523
L-3 Communications Corp.	5.875%	1/15/2015		5,600	5,390
Masco Corp.	3.210%	3/9/2007	(2)(3)	34,200	34,246
Masco Corp.	4.625%	8/15/2007		10,900	11,001
Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	(1)(2)	23,877	24,639
NMHG Holding Co.	10.000%	5/15/2009		3,835	4,123
Northrop Grumman Corp.	7.000%	3/1/2006		34,565	35,467
Oakmont Asset Trust	4.514%	12/22/2008	(2)	16,110	16,105
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009		7,750	8,196
PACTIV Corp.	7.200%	12/15/2005		4,875	4,965
Raytheon Co.	6.500%	7/15/2005		15,273	15,360
Raytheon Co.	6.750%	8/15/2007		6,149	6,459
Texas Industries Inc.	10.250%	6/15/2011		4,700	5,311
Textron Financial Corp.	3.120%	8/28/2007	(3)	14,250	14,264
Textron Financial Corp.	4.125%	3/3/2008		13,200	13,148
Textron Financial Corp.	4.600%	5/3/2010		11,750	11,761
Trinity Industries	6.500%	3/15/2014		4,800	4,560
TRW, Inc.	8.750%	5/15/2006		19,600	20,501
Tyco International Group SA	6.375%	2/15/2006		23,650	24,085
Tyco International Group SA	5.800%	8/1/2006		32,180	32,835
Tyco International Group SA	6.375%	10/15/2011		9,765	10,582
United Technologies Corp.	4.875%	11/1/2006		20,725	21,010
Communication (4.7%)
America Movil SA de C.V.	4.125%	3/1/2009		15,625	15,156
AT&T Wireless Services, Inc.	7.350%	3/1/2006		28,325	29,130
AT&T Wireless Services, Inc.	7.500%	5/1/2007		19,050	20,235
British Sky Broadcasting Corp.	6.875%	2/23/2009		4,750	5,089
British Telecommunications PLC	7.875%	12/15/2005	(3)	60,050	61,602
Cenveo Corp.	7.875%	12/1/2013		4,400	4,081
Cingular Wireless	5.625%	12/15/2006		29,925	30,709
Citizens Communications	9.250%	5/15/2011		4,000	4,350
Citizens Communications	6.250%	1/15/2013		800	756
Clear Channel Communications, Inc.	3.125%	2/1/2007		25,500	24,718
Clear Channel Communications, Inc.	4.625%	1/15/2008		16,365	16,129
Clear Channel Communications, Inc.	4.250%	5/15/2009		10,600	10,135
Comcast Cable Communications, Inc.	6.375%	1/30/2006		13,720	13,979
Comcast Cable Communications, Inc.	8.375%	5/1/2007		13,950	15,043
Comcast Corp.	5.850%	1/15/2010		11,700	12,303
Cox Communications, Inc.	3.875%	10/1/2008		4,725	4,597
Cox Communications, Inc.	4.625%	1/15/2010	(2)	13,400	13,193
Cox Enterprises, Inc.	7.875%	9/15/2010	(2)	12,000	13,446
Deutsche Telekom International Finance	8.250%	6/15/2005	(3)	63,375	63,704
Deutsche Telekom International Finance	3.875%	7/22/2008		12,741	12,518
Dex Media West LLC	9.875%	8/15/2013		2,299	2,569
DirecTV Holdings	8.375%	3/15/2013		4,050	4,384
France Telecom	7.450%	3/1/2006	(3)	27,665	28,465
GTE Corp.	6.360%	4/15/2006		7,950	8,134
Lenfest Communications, Inc.	8.375%	11/1/2005		18,615	19,029
News America Inc.	6.625%	1/9/2008		24,370	25,806
Nextel Communications	5.950%	3/15/2014		10,000	10,150
NYNEX Corp.	9.550%	5/1/2010	(1)	12,779	14,263
Pacific Bell	6.875%	8/15/2006		10,525	10,907
R.R. Donnelley & Sons Co.	5.000%	11/15/2006		4,760	4,826
Rogers Cable Inc.	6.750%	3/15/2015		400	384
SBC Communications, Inc.	4.125%	9/15/2009		23,650	23,275
Shaw Communications Inc.	8.250%	4/11/2010		4,275	4,681
Sprint Capital Corp.	6.000%	1/15/2007		14,780	15,198
Sprint Capital Corp.	6.125%	11/15/2008		22,180	23,261
Sprint Capital Corp.	6.375%	5/1/2009		17,860	18,972
TCI Communications, Inc.	8.000%	8/1/2005		11,367	11,489
Telecom Italia Capital	4.000%	11/15/2008		23,010	22,683
Tele-Communications, Inc.	7.250%	8/1/2005		25,153	25,378
Telecorp PCS Inc.	10.625%	7/15/2010		12,920	13,788
Telefonos de Mexico SA	4.500%	11/19/2008		47,795	47,085
Telus Corp.	7.500%	6/1/2007		15,470	16,416
Univision Communications, Inc.	2.875%	10/15/2006		14,175	13,932
Univision Communications, Inc.	3.500%	10/15/2007		20,010	19,550
USA Interactive	7.000%	1/15/2013		18,500	19,651
USA Networks, Inc.	6.750%	11/15/2005		14,607	14,791
Verizon Wireless Capital	5.375%	12/15/2006		41,475	42,316
Consumer Cyclical (5.6%)
American Honda Finance	3.200%	6/3/2005	(2)(3)	50,000	50,003
American Honda Finance	3.390%	10/3/2005	(2)(3)	5,300	5,303
American Honda Finance	3.450%	1/27/2006	(2)(3)	26,900	26,936
Carnival Corp.	3.750%	11/15/2007		15,110	14,919
Cendant Corp.	6.250%	1/15/2008		18,500	19,211
Centex Corp.	4.550%	11/1/2010		5,570	5,452
CVS Corp.	5.625%	3/15/2006		30,000	30,490
CVS Corp.	4.000%	9/15/2009		9,500	9,352
DaimlerChrysler North America Holding Corp.	7.750%	6/15/2005		14,360	14,429
DaimlerChrysler North America Holding Corp.	3.200%	3/7/2007	(3)	17,500	17,367
DaimlerChrysler North America Holding Corp.	3.450%	9/10/2007	(1)(3)	18,300	18,121
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008		35,400	34,123
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009		9,150	9,723
Ford Motor Credit Co.	6.500%	1/25/2007		19,500	19,625
Ford Motor Credit Co.	4.950%	1/15/2008		18,950	17,914
Ford Motor Credit Co.	7.375%	10/28/2009		28,275	27,313
Ford Motor Credit Co.	5.700%	1/15/2010		10,000	9,040
General Motors Acceptance Corp.	6.125%	9/15/2006		14,175	14,101
General Motors Acceptance Corp.	4.375%	12/10/2007		18,850	17,489
General Motors Acceptance Corp.	5.625%	5/15/2009		14,170	12,813
General Motors Acceptance Corp.	6.750%	12/1/2014		14,655	12,190
Harley Davidson Inc.	3.625%	12/15/2008	(2)	9,750	9,409
Harrah's Operating Co., Inc.	7.875%	12/15/2005		10,000	10,200
Home Depot Inc.	5.375%	4/1/2006		11,800	11,976
International Speedway Corp.	4.200%	4/15/2009		25,270	24,912
Isle of Capri Casinos	9.000%	3/15/2012		5,440	5,875
Johnson Controls, Inc.	5.000%	11/15/2006		22,220	22,539
KB Home	6.375%	8/15/2011		8,750	8,991
Liberty Media Corp.	4.510%	9/17/2006	(3)	47,170	47,764
Lowe's Cos., Inc.	7.500%	12/15/2005		19,900	20,345
May Department Stores Co.	5.950%	11/1/2008		17,020	17,799
MDC Holdings Inc.	7.000%	12/1/2012		5,385	5,983
Meritage Corp.	6.250%	3/15/2015	(2)	4,000	3,720
MGM Mirage, Inc.	8.500%	9/15/2010		5,600	6,076
MGM Mirage, Inc.	5.875%	2/27/2014		4,000	3,750
Mohawk Industries Inc.	6.500%	4/15/2007		11,640	12,165
Nissan Motor Acceptance Corp.	4.625%	3/8/2010	(2)	14,750	14,640
Park Place Entertainment Corp.	7.875%	3/15/2010		5,425	5,940
Pulte Homes, Inc.	7.300%	10/24/2005		6,900	7,006
Royal Caribbean Cruises	6.750%	3/15/2008		6,470	6,680
Royal Caribbean Cruises	8.750%	2/2/2011		2,320	2,627
Speedway Motorsports Inc.	6.750%	6/1/2013		4,425	4,480
Sun Sage BV	8.250%	3/26/2009	(2)	4,000	4,200
Target Corp.	5.950%	5/15/2006		9,830	10,047
Target Corp.	7.500%	7/15/2006		4,525	4,717
Target Corp.	5.400%	10/1/2008		27,295	28,326
Target Corp.	5.375%	6/15/2009		7,955	8,262
Tenneco Automotive Inc.	8.625%	11/15/2014	(2)	4,400	4,059
Time Warner, Inc.	6.125%	4/15/2006		9,800	9,995
Time Warner, Inc.	8.110%	8/15/2006		27,067	28,389
Time Warner, Inc.	6.150%	5/1/2007		13,500	13,986
Toll Brothers, Inc.	8.250%	2/1/2011		2,305	2,426
Toyota Motor Credit Corp.	2.970%	9/9/2005	(3)	40,900	40,914
URS Corp.	11.500%	9/15/2009		2,993	3,382
Viacom Inc.	7.150%	5/20/2005		10,100	10,117
Viacom International Inc.	7.750%	6/1/2005		29,750	29,846
Viacom International Inc.	6.400%	1/30/2006		23,850	24,303
Viacom International Inc.	5.625%	5/1/2007		10,075	10,284
Volkswagen Credit Inc.	3.250%	6/13/2005	(2)(3)	55,000	54,993
Wal-Mart Stores, Inc.	4.000%	1/15/2010		20,000	19,698
WCI Communities Inc.	9.125%	5/1/2012		9,300	9,765
Wynn Las Vegas LLC	6.625%	12/1/2014	(2)	4,800	4,452
Yum! Brands, Inc.	8.500%	4/15/2006		15,568	16,225
Yum! Brands, Inc.	7.650%	5/15/2008		11,979	13,092
Yum! Brands, Inc.	8.875%	4/15/2011		6,800	8,239
Consumer Noncyclical (7.3%)
Abbott Laboratories	5.625%	7/1/2006	(4)	48,790	49,770
Abbott Laboratories	6.400%	12/1/2006		16,600	17,232
Aetna, Inc.	7.375%	3/1/2006		13,915	14,309
Altria Group, Inc.	5.625%	11/4/2008		9,475	9,802
Amgen Inc.	4.000%	11/18/2009	(2)	32,150	31,670
Anthem, Inc.	4.875%	8/1/2005		38,140	38,266
Bavaria SA	8.875%	11/1/2010	(2)	3,960	4,267
Beckman Instruments, Inc.	7.450%	3/4/2008		13,355	14,460
Biovail Corp.	7.875%	4/1/2010		5,610	5,596
Bristol-Myers Squibb Co.	4.750%	10/1/2006		5,148	5,212
Brown-Forman Corp.	2.125%	3/15/2006		75,225	74,237
Cadbury Schweppes US Finance	3.875%	10/1/2008	(2)	44,815	43,968
Campbell Soup Co.	5.500%	3/15/2007		25,570	26,213
Campbell Soup Co.	5.875%	10/1/2008		13,500	14,177
Cardinal Health, Inc.	4.450%	6/30/2005		16,030	16,052
Cargill Inc.	6.250%	5/1/2006	(2)	47,580	48,712
Church & Dwight Co., Inc.	6.000%	12/15/2012	(2)	800	776
Clorox Co.	3.125%	12/14/2007	(2)(3)	39,000	38,990
Conagra, Inc.	6.000%	9/15/2006		19,500	20,003
Corn Products International Inc.	8.250%	7/15/2007		12,000	12,900
Coventry Health Care Inc.	5.875%	1/15/2012		2,375	2,363
DaVita Inc.	6.625%	3/15/2013	(2)	2,400	2,382
Dean Foods Co.	6.750%	6/15/2005		10,000	10,000
Dean Foods Co.	6.625%	5/15/2009		1,600	1,624
Del Monte Corp.	6.750%	2/15/2015	(2)	800	778
Delhaize America Inc.	8.125%	4/15/2011		11,875	13,062
Diageo Capital PLC	6.125%	8/15/2005		12,125	12,215
Diageo Capital PLC	3.235%	4/20/2007	(3)	29,300	29,324
Diageo Capital PLC	3.375%	3/20/2008		25,000	24,424
Diageo Finance BV	3.000%	12/15/2006		42,600	41,916
Fisher Scientific International Inc.	6.750%	8/15/2014	(2)	1,600	1,610
Fortune Brands Inc.	2.875%	12/1/2006		23,620	23,207
Fred Meyer, Inc.	7.450%	3/1/2008		10,880	11,718
General Mills, Inc.	5.125%	2/15/2007		66,900	68,025
Guidant Corp.	6.150%	2/15/2006		28,475	29,004
H.J. Heinz Co.	6.000%	3/15/2008		9,525	9,966
Hormel Foods Corp.	6.625%	6/1/2011		8,900	9,898
Hospira, Inc.	4.950%	6/15/2009		19,000	19,341
Humana Inc.	7.250%	8/1/2006		26,750	27,775
Kellogg Co.	4.875%	10/15/2005		8,290	8,339
Kellogg Co.	6.000%	4/1/2006		49,071	50,017
Kraft Foods, Inc.	4.625%	11/1/2006		23,125	23,307
Kraft Foods, Inc.	5.250%	6/1/2007		18,500	18,868
Kraft Foods, Inc.	4.125%	11/12/2009		25,950	25,474
Kroger Co.	7.625%	9/15/2006		6,765	7,073
Kroger Co.	7.650%	4/15/2007		8,810	9,390
Kroger Co.	6.375%	3/1/2008		9,170	9,630
Land O'Lakes Inc.	9.000%	12/15/2010		1,590	1,654
Manor Care Inc.	8.000%	3/1/2008		1,920	2,093
MedPartners Inc.	7.375%	10/1/2006		39,935	41,427
Omnicare, Inc.	6.125%	6/1/2013		3,875	3,749
Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	(2)	9,700	10,148
PepsiAmericas Inc.	5.950%	2/15/2006		24,790	25,221
PepsiAmericas Inc.	3.875%	9/12/2007		16,400	16,291
Quest Diagnostic, Inc.	6.750%	7/12/2006		43,870	45,266
Safeway, Inc.	3.800%	8/15/2005		60,350	60,400
Sara Lee Corp.	1.950%	6/15/2006		23,550	23,080
Scotts Co.	6.625%	11/15/2013		3,950	4,009
Smithfield Foods, Inc.	7.000%	8/1/2011		2,000	2,045
Swift & Co.	10.125%	10/1/2009		3,075	3,306
Unilever Capital Corp.	6.875%	11/1/2005		19,500	19,824
UnitedHealth Group, Inc.	3.375%	8/15/2007		9,500	9,340
UnitedHealth Group, Inc.	3.300%	1/30/2008		23,875	23,286
Wellpoint Health Networks Inc.	6.375%	6/15/2006		36,660	37,619
Energy (1.3%)
Amerada Hess Corp.	6.650%	8/15/2011		18,200	19,539
Burlington Resources, Inc.	5.600%	12/1/2006		41,650	42,604
Chesapeake Energy Corp.	7.750%	1/15/2015		3,050	3,218
Chesapeake Energy Corp.	6.875%	1/15/2016		5,400	5,454
Devon Energy Corp.	2.750%	8/1/2006		47,370	46,623
Diamond Offshore Drilling	5.150%	9/1/2014		10,700	10,812
Oil Enterprises Ltd.	6.239%	6/30/2008	(1)(2)(7)	16,215	17,078
Petrobras International Finance	7.750%	9/15/2014		1,600	1,620
PF Export Receivables Master Trust	3.748%	6/1/2013	(1)(2)	10,334	9,867
PF Export Receivables Master Trust	3.760%	12/1/2013	(1)(2)(3)(8)	23,641	23,641
PF Export Receivables Master Trust	6.436%	6/1/2015	(1)(2)	18,329	18,463
Tosco Corp.	7.625%	5/15/2006		14,600	15,169
Tosco Corp.	7.250%	1/1/2007		14,265	14,993
Valero Energy Corp.	8.375%	6/15/2005		5,315	5,343
Technology (1.1%)
Computer Associates Inc.	4.750%	12/1/2009	(2)	6,275	6,225
Dell Inc.	6.550%	4/15/2008		11,475	12,194
First Data Corp.	6.750%	7/15/2005		4,450	4,479
First Data Corp.	4.700%	11/1/2006		6,440	6,500
First Data Corp.	5.625%	11/1/2011		100	107
Harris Corp.	6.350%	2/1/2028		30,200	31,836
Hewlett-Packard Co.	3.625%	3/15/2008		9,437	9,276
International Business Machines Corp.	4.875%	10/1/2006		72,250	73,222
International Business Machines Corp.	6.450%	8/1/2007		14,750	15,512
International Business Machines Corp.	3.800%	2/1/2008		29,800	29,582
Pitney Bowes, Inc.	5.000%	3/15/2015		14,170	14,326
Transportation (2.4%)
American Airlines, Inc.	3.857%	7/9/2010	(1)	10,542	10,150
American Airlines, Inc. Pass-Through Certificates	3.673%	9/23/2007	(1)(3)(7)	19,085	19,132
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005		20,640	20,971
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007		15,330	16,363
CSX Corp.	2.750%	2/15/2006		33,420	33,162
CSX Corp.	7.450%	5/1/2007		6,420	6,804
Canadian National Railway Co.	4.250%	8/1/2009		3,000	2,989
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	(1)	4,354	4,136
ERAC USA Finance Co.	7.350%	6/15/2008	(2)	9,610	10,390
FedEx Corp.	6.875%	2/15/2006		16,315	16,696
FedEx Corp.	2.650%	4/1/2007		19,500	18,940
FedEx Corp.	2.650%	4/1/2007	(2)	11,250	10,927
Hertz Corp.	8.250%	6/1/2005		27,350	27,428
Hertz Corp.	6.625%	5/15/2008		5,000	4,975
JetBlue Airways Corp.	3.244%	11/15/2016	(3)	19,135	19,155
JetBlue Airways Corp.	5.894%	11/15/2008	(1)(3)	5,600	5,644
JetBlue Airways Corp.	3.385%	12/15/2013	(1)(3)	23,125	23,149
JetBlue Airways Corp.	3.430%	3/15/2014	(3)	28,775	28,818
JetBlue Airways Corp.	7.260%	3/15/2008	(1)(3)	5,807	5,956
Norfolk Southern Corp.	8.375%	5/15/2005		39,475	39,533
Norfolk Southern Corp.	7.350%	5/15/2007		2,060	2,187
Norfolk Southern Corp.	5.257%	9/17/2014		10,806	11,037
Northwest Airlines Enhanced Equipment Trust Certificates	7.575%	3/1/2019	(1)	2,266	2,266
Quantas Airways	5.125%	6/20/2013	(2)	23,000	22,949
Southwest Airlines Co.	5.250%	10/1/2014		14,600	14,431
Southwest Airlines Co.	5.125%	3/1/2017		11,750	11,283
TFM SA de C.V.	9.375%	5/1/2012	(2)	2,000	2,005
TFM SA de C.V.	12.500%	6/15/2012		3,160	3,634
Union Pacific Corp.	5.750%	10/15/2007		15,200	15,684
Union Pacific Corp.	7.250%	11/1/2008		11,600	12,615
Union Pacific Corp.	3.875%	2/15/2009		9,500	9,312
Other (2.0%)
Black & Decker Corp.	7.000%	2/1/2006		23,425	23,973
Briggs & Stratton Corp.	8.875%	3/15/2011		17,570	20,206
Cintas Corp.	5.125%	6/1/2007		16,400	16,759
Parker Retirement Savings Plan Trust	6.340%	7/15/2008	(1)(2)	9,417	9,747
Stanley Works	3.500%	11/1/2007		6,880	6,775
Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007	(2)	97,848	99,856
Traded Custody Receipt	5.878%	3/1/2007	(2)	181,440	184,742

					5,275,313

Utilities (4.9%)
Electric (3.9%)
American Electric Power Co., Inc.	6.125%	5/15/2006		7,326	7,494
Appalachian Power Corp.	3.420%	6/29/2007	(3)	9,500	9,498
CMS Energy Corp.	6.300%	2/1/2012		10,575	10,073
Conectiv Inc.	6.730%	6/1/2006	(1)	12,601	12,904
Detroit Edison Co.	5.050%	10/1/2005		9,500	9,557
Dominion Resources, Inc.	7.625%	7/15/2005		20,800	20,974
DTE Energy Co.	6.450%	6/1/2006		19,575	20,057
Entergy Gulf States	3.600%	6/1/2008		32,800	32,133
FirstEnergy Corp.	5.500%	11/15/2006		17,852	18,184
FPL Group Capital, Inc.	3.250%	4/11/2006		46,575	46,338
Georgia Power Capital Trust	4.875%	11/1/2042		55,000	55,550
Georgia Power Co.	4.875%	7/15/2007		16,540	16,781
Georgia Power Co.	2.990%	2/17/2009	(3)	925	925
GWF Energy LLC	6.131%	12/30/2011	(1)(2)	14,097	14,380
HQI Transelec Chile SA	7.875%	4/15/2011		31,683	36,043
Indiana Michigan Power Co.	6.125%	12/15/2006		20,170	20,822
MidAmerican Energy Holdings Co.	7.230%	9/15/2005		21,600	21,889
National Rural Utilities Cooperative Finance Corp.	3.000%	2/15/2006		47,350	47,103
Niagara Mohawk Power Corp.	9.750%	11/1/2005		6,865	7,058
NiSource Finance Corp.	7.625%	11/15/2005		26,050	26,560
NiSource Finance Corp.	3.200%	11/1/2006		6,600	6,517
Northern States Power Co.	2.875%	8/1/2006		18,875	18,646
Ohio Edison	4.000%	5/1/2008		8,000	7,937
Oncor Electric Delivery Co.	5.000%	9/1/2007		10,000	10,080
Pacific Gas & Electric Co.	3.600%	3/1/2009		12,320	11,998
PPL Capital Funding, Inc	4.330%	3/1/2009		23,450	23,360
PPL Capital Funding, Inc.	8.375%	6/15/2007		28,775	31,129
PSI Energy Inc.	6.650%	6/15/2006		19,110	19,661
Public Service Co. of Colorado	4.375%	10/1/2008		12,260	12,278
Public Service Co. of New Mexico	4.400%	9/15/2008		6,050	6,047
Public Service Electric & Gas	4.000%	11/1/2008		11,380	11,224
Puget Sound Energy Inc.	3.363%	6/1/2008		12,700	12,349
South Carolina Electric & Gas Co.	7.500%	6/15/2005		9,930	9,978
Southern California Edison Co.	3.440%	1/13/2006	(3)	6,645	6,658
Southern California Edison Co.	8.000%	2/15/2007		13,960	14,877
SP PowerAssets Ltd.	3.800%	10/22/2008	(2)	18,875	18,545
Texas - New Mexico Power Co.	6.125%	6/1/2008		15,150	15,510
Virginia Electric & Power Co.	5.750%	3/31/2006		25,173	25,623
Virginia Electric & Power Co.	4.500%	12/15/2010		2,300	2,289
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011		9,900	10,985
CenterPoint Energy	6.500%	2/1/2008		18,360	19,314
CenterPoint Energy Resources	8.900%	12/15/2006		25,365	27,200
Energen Corp.	3.144%	11/15/2007	(1)(3)	33,100	33,095
Enterprise Products Operating LP	4.000%	10/15/2007		13,680	13,488
Panhandle Eastern Pipeline	2.750%	3/15/2007		7,610	7,407
PG&E Gas Transmission NW	7.100%	6/1/2005		13,226	13,262
Plains All American Pipeline LP	4.750%	8/15/2009		25,800	25,929
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	(1)(2)	15,789	15,284
TGT Pipeline, LLC	5.500%	2/1/2017	(2)	4,775	4,846
Yosemite Security Trust	8.250%	11/15/2004	(2)(5)	11,820	4,964

					874,803

TOTAL CORPORATE BONDS
(Cost $15,648,879)					15,576,710

SOVEREIGN BONDS (U.S. Dollar-Denominated) (0.9%)

Corporacion Andina de Fomenta	3.520%	1/26/2007	(3)	44,700	44,695
Export Development Canada	4.550%	6/30/2005		5,500	5,510
Export-Import Bank of Korea	4.125%	2/10/2009	(2)	19,200	18,855
Pemex Finance Ltd.	8.020%	5/15/2007	(1)	12,218	12,716
Pemex Finance Ltd.	6.550%	2/15/2008	(1)(8)	12,635	12,663
Pemex Finance Ltd.	9.690%	8/15/2009	(1)	36,900	40,913
Petrobras International Finance	9.125%	7/2/2013		3,950	4,330
Republic of Korea	4.875%	9/22/2014		14,750	14,496

TOTAL SOVEREIGN BONDS
(Cost $150,869)					154,178

TAXABLE MUNICIPAL BONDS (0.5%)

California Dept. of Water Resources Power Supply Rev.	3.975%	5/1/2005		62,725	62,729
Texas Municipal Gas Corp.	2.600%	7/1/2007	(2)	27,210	26,989

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $89,935)					89,718

TAX-EXEMPT MUNICIPAL BOND (0.3%)

Massachusetts GO VRDO
(Cost $54,500)	3.010%	5/7/2005		54,500	54,500

PREFERRED STOCKS (0.1%)				Shares

Goldman Sachs Group, Inc. 3.900% Pfd.				605,400	15,196
Public Storage 6.600% Pfd.				308,325	7,659

TOTAL PREFERRED STOCKS
(Cost $22,843)					22,855

TEMPORARY CASH INVESTMENT (0.8%)

Vanguard Market Liquidity Fund, 2.829%**
(Cost $134,482)				134,481,659	134,482

TOTAL INVESTMENTS (99.5%)
(Cost $17,868,255)					17,774,070

OTHER ASSETS AND LIABILITIES—NET (0.5%)					86,537

NET ASSETS (100%)					$17,860,607

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $2,487,645,000, representing 13.9% of net assets.
(3)Adjustable-rate note.
(4)Securities with a value of $17,851,000 have been segregated as initial margin for open futures contracts.
(5)Non-income-producing security--security in default.
(6)Scheduled principal and interest payments are guaranteed by Financial Security Assurance.
(7)Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
(8)Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
GO-General Obligation Bond.
VRDO-Variable Rate Demand Obligation.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $17,882,012,000. Net unrealized depreciation of investment securities for tax purposes was $107,942,000, consisting of unrealized gains of $338,209,000 on securities that had risen in value since their purchase and $446,151,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	(3,000)	$623,109	$119
5-Year Treasury Note	7,241	785,309	1,555
10-Year Treasury Note	1,014	112,982	1,660

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2005, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer*	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)

Coca Cola	12/29/2006	DBS	$48,725	0.180%	$ 91
Coca Cola	1/2/2007	DBS	47,525	0.180%	89
Fifth Third	4/2/2007	DBS	38,550	0.450%	45
Ford Motor Credit	6/20/2006	LBI	7,570	3.300%	96
UPS	3/20/2008	WB	94,670	0.070%	(79)
Verizon	6/15/2006	MSCP	20,000	0.930%	185
Verizon	6/15/2006	GSI	16,000	0.930%	148
Verizon	6/15/2006	MLI	10,000	0.930%	92
					$ 667

Interest Rate Swaps

Termination Date	Dealer*	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) (000)

5/4/2005	LBI	$26,840	1.500%	(2.750%)†	$ -
6/3/2005	LBI	50,000	4.086%	(2.930%)†	645
6/13/2005	GS	50,000	4.110%	(3.000%)†	646
6/28/2005	LBI	80,000	2.712%	(3.090%)†	451
9/9/2005	LBI	40,900	2.091%	(2.910%)**	(124)
9/15/2005	LBI	17,000	2.140%	(3.010%)†	(95)
12/13/2005	ABN	25,000	1.948%	(3.000%)†	(150)
12/15/2005	LBI	25,900	2.935%	(3.010%)†	94
1/27/2006	LBI	50,000	2.551%	(3.180%)†	(64)
2/15/2006	BOA	71,700	2.533%	(2.794%)†	(638)
3/15/2006	BOA	25,000	2.410%	(3.010%)†	(280)
4/10/2006	BOA	75,000	2.419%	(3.130%)†	(885)
5/11/2006	DBS	142,700	2.961%	(2.774%)†	82
6/1/2006	ABN	57,050	3.000%	(2.910%)†	4
7/23/2006	DBS	21,965	3.055%	(3.161%)†	(15)
9/15/2006	LBI	29,325	2.680%	(3.010%)†	(455)
9/15/2006	LBI	29,325	2.571%	(3.010%)†	(499)
9/18/2006	LBI	47,170	2.578%	(3.010%)†	(804)
9/19/2006	DBS	25,000	2.578%	(3.050%)†	(424)
11/13/2006	LBI	24,360	2.965%	(2.790%)†	(112)
12/10/2006	LBI	26,600	3.152%	(2.970%)†	(85)
1/12/2007	LBI	25,000	2.635%	(3.130%)†	(360)
1/25/2007	ABN	35,000	2.600%	(3.170%)†	(542)
1/26/2007	DBS	44,700	2.607%	(3.170%)†	(688)
1/26/2007	JPM	20,000	3.054%	(3.030%)**	(136)
3/9/2007	JPM	34,200	3.108%	(2.960%)†	(498)
3/10/2007	DBS	19,650	2.698%	(2.970%)†	(443)
4/2/2007	DBS	38,550	3.085%	(3.120%)†	(615)
4/5/2007	LBI	39,000	2.708%	(3.120%)†	(915)
5/25/2007	ABN	52,300	3.193%	(2.873%)†	(365)
6/14/2007	DBS	38,000	3.220%	(3.000%)†	(283)
11/1/2007	ABN	33,100	3.160%	(2.743%)†	(698)
1/15/2008	LBI	61,900	3.345%	(3.141%)†	(641)
6/2/2009	DBS	40,850	3.765%	(2.920%)†	(263)

					$(9,155)

Total Return Swaps

Reference Entity	Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Lehman CMBS AAA Index	6/30/2005	BOA	$47,000	2.870%	590
US Corp High Yield Bond Index	6/30/2005	LBI	$5,575	2.860%	$(190)

					$400

*ABN-ABN Amro.
BOA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
LBI-Lehman Brothers International.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
WB-Wachovia Bank
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.